Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Earnings Per Share

Note 23: Earnings Per Share

Earnings per share (“EPS”) of Class A and Class B Common Stock amounts are computed using the two‑class method required for participating securities. The Company issues certain restricted stock awards determined to be participating securities because holders of such shares have non‑forfeitable dividend rights in the event of the Company’s declaration of a dividend for common shares. As of September 30, 2019 and September 30, 2020, there were 382,616 and 148,087 participating securities outstanding, respectively.

Undistributed earnings allocated to participating securities are subtracted from net income in determining net income attributable to common stockholders. Basic EPS is computed by dividing net income attributable to common stockholders by the weighted average number of shares of Class A and Class B Common Stock outstanding, inclusive of undistributed shares of the Company’s Class B Common Stock held in the DCP as phantom shares.

For the calculation of diluted EPS, net income attributable to common stockholders for basic EPS is adjusted by the effect of dilutive securities, including awards under the Company’s equity compensation plans. Diluted EPS attributable to common stockholders is computed by dividing net income attributable to common stockholders by the weighted average number of fully diluted common shares outstanding.

Except with respect to voting and conversion, the rights of the holders of the Company’s Class A Common Stock and the Company’s Class B Common Stock are identical. Each class of shares has the same rights to dividends and allocation of income (loss) and, therefore, earnings per share would not differ under the two‑class method. The details of basic and diluted EPS are as follows (in thousands, except per share amounts):

	Nine Months Ended
	September 30,
	2019	2020
Numerator:
Net income	$66,845	$74,589
Less: Net income attributable to participating securities	(10)	(4)
Net income attributable to Class A and Class B common stockholders	$66,835	$74,585
Denominator:
Denominator for basic net income per share—weighted average shares	286,024,263	287,063,892
Effect of dilutive securities	8,562,091	10,187,457
Denominator for dilutive net income per share	294,586,354	297,251,349
Net income per share, basic	$0.23	$0.26
Net income per share, diluted	$0.23	$0.25

For the nine months ended September 30, 2020, 1,150,860 shares of restricted stock and RSUs were excluded from the computation of diluted net income per share attributable to common stockholders as their effect would have been antidilutive.

No shares were excluded from the computation of diluted net income per share attributable to common stockholders for the nine months ended September 30, 2019.

Note 22: Earnings Per Share

Earnings per share (“EPS”) of Class A and Class B Common Stock amounts are computed using the two‑class method required for participating securities. The Company issues certain restricted stock awards determined to be participating securities because holders of such shares have non‑forfeitable dividend rights in the event of the Company’s declaration of a dividend for common shares.

Undistributed earnings allocated to participating securities are subtracted from net income in determining net income attributable to common stockholders. Basic EPS is computed by dividing net income attributable to common stockholders by the weighted‑average number of shares of Class A and Class B Common Stock outstanding.

For the calculation of diluted EPS, net income attributable to common stockholders for basic EPS is adjusted by the effect of dilutive securities, including awards under the Company’s equity compensation plans. Diluted EPS attributable to common stockholders is computed by dividing the resulting net income attributable to common stockholders by the weighted‑average number of fully diluted common shares outstanding.

Except with respect to voting and conversion, the rights of the holders of the Company’s Class A Common Stock and the Company’s Class B Common Stock are identical. Each class of shares has the same rights to dividends and allocation of income (loss) and therefore, earnings per share would not differ under the two‑class method. The details of basic and diluted EPS are as follows (in thousands, except per share amounts):

	Year Ended December 31,
	2018	2019
Numerator:
Net income	$142,112	$103,096
Less: Net income attributable to participating securities	(4)	(8)
Net income attributable to Class A and Class B common stockholders	$142,108	$103,088
Denominator:
Denominator for basic net income per share – weighted average shares	285,805,096	284,625,642
Effect of dilutive securities:
Stock options	6,819,400	9,171,065
Denominator for dilutive net income per share	292,624,496	293,796,707
Net income per share, basic	$0.50	$0.36
Net income per share, diluted	$0.49	$0.35

No shares were excluded from the computation of diluted net income per share attributable to common stockholders for the periods presented.